1
Gabelli Financial Services Opportunities ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 93.3%
Banking – 6.2%
10,250
Capital One Financial Corp. ....................
$ 1,869,907
500
First Citizens BancShares Inc., Cl. A ......
942,330
703
State Street Corp. ...................................
88,972
1,419
The Bank of New York Mellon Corp. .......
168,336
3,069,545
Computer Software and Services – 3.4%
30,000
Fiserv Inc.† .............................................
1,674,000
Diversified Industrial – 2.1%
225,000
Hertz Global Holdings Inc.† ....................
1,037,250
Financial Services – 77.4%
5,236
Affiliated Managers Group Inc. ...............
1,448,801
622
American Express Co. ............................
188,142
13,909
Apollo Global Management Inc. ..............
1,549,741
5,500
Berkshire Hathaway Inc., Cl. B† .............
2,635,600
16,343
Blackstone Inc. .......................................
1,879,282
1,000
Chubb Ltd. ..............................................
325,930
37,745
Cohen & Steers Inc. ................................
2,360,950
1,419
Federated Hermes Inc. ...........................
80,471
80,010
GPGI Inc., Cl. A ......................................
1,368,171
21,602
Interactive Brokers Group Inc., Cl. A ......
1,448,846
5,913
JPMorgan Chase & Co. ..........................
1,739,368
25,215
KKR & Co. Inc. ........................................
2,332,387
3,000
LPL Financial Holdings Inc. ....................
902,490
4,000
M&T Bank Corp. .....................................
826,880
187
Markel Group Inc.† .................................
357,931
4,000
Mastercard Inc., Cl. A .............................
1,998,640
4,903
Moody's Corp. .........................................
2,138,934
1,075
Morgan Stanley ......................................
176,913
1,846
Nasdaq Inc. .............................................
156,707
690
Raymond James Financial Inc. ...............
99,905
Shares Market Value
85,000
Rocket Companies Inc., Cl. A† ...............
$ 1,211,250
6,007
S&P Global Inc. ......................................
2,555,017
1,027
Stifel Financial Corp. ...............................
75,916
20,500
The Charles Schwab Corp. .....................
1,926,590
2,474
The Progressive Corp. ............................
490,446
114,128
Tiptree Inc. ..............................................
1,931,046
5,850
Visa Inc., Cl. A ........................................
1,768,104
22,500
W. R. Berkley Corp. .................................
1,491,300
94,601
Wealthfront Corp.† .................................
875,059
25,421
Wells Fargo & Co. ...................................
2,023,766
3,944
WisdomTree Inc. .....................................
57,425
38,422,008
Real Estate – 4.2%
4,116
Howard Hughes Holdings Inc.† ..............
260,378
36,326
Millrose Properties Inc., REIT .................
1,017,128
59,741
Safehold Inc., REIT ................................
808,296
2,085,802
TOTAL COMMON STOCKS ............ 46,288,605
CLOSED-END FUNDS – 5.4%
250,192 SuRo Capital Corp., BDC 2,679,557
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 1.3%
$ 650,000 U.S. Treasury Bills,
3.62%††, 06/11/26 to 06/25/26 ..............
644,829
TOTAL INVESTMENTS — 100.0%
(cost $50,821,497) ..................................
$ 49,612,991
† Non-income producing security.
†† Represents annualized yield at dates of purchase.
BDC    Business Development Company
REIT Real Estate Investment Trust